Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Schedule Of Finite Lived Intangible Assets By Major Class [Line Items]
Original cost	$ 4,426	$ 4,039
Accumulated amortization	(1,649)	(1,480)
Carrying value	2,777	2,559
Changes In Carrying Amount [Line Items]
Goodwill, Beginning Balance	8,391	8,195
Goodwill as a result of acquisitions	1,079	155
Purchase accounting adjustments, net	29	(8)
Currency adjustments, net	38	49
Goodwill, Ending Balance	9,537	8,391	8,195
Estimated Aggregate Amortization Expense [Abstract]
2012	321
2013	304
2014	294
2015	279
2016	268
Thereafter	973
Total	2,439
Finite Lived Intangible Assets Amortization Expense [Abstract]
Finite-Lived Intanglible Assets, Amortization Expense	340	318	281
Purchased Technology And Patents [Member]
Schedule Of Finite Lived Intangible Assets By Major Class [Line Items]
Original cost	3,565	3,300
Accumulated amortization	(1,265)	(1,040)
Carrying value	2,300	2,260
Weighted average original life (in years)	12.3	12.6
Trademarks And Tradenames [Member]
Schedule Of Finite Lived Intangible Assets By Major Class [Line Items]
Original cost	373	373
Accumulated amortization	(290)	(254)
Carrying value	83	119
Weighted average original life (in years)	10.3	10.3
Acquired In Process Research And Development [Member]
Schedule Of Finite Lived Intangible Assets By Major Class [Line Items]
Original cost	338	114
Accumulated amortization
Carrying value	338	114
Other Intangible Assets [Member]
Schedule Of Finite Lived Intangible Assets By Major Class [Line Items]
Original cost	150	252
Accumulated amortization	(94)	(186)
Carrying value	56	66
Weighted average original life (in years)	8.5	8.6
Cardiac and Vascular Group [Member]
Changes In Carrying Amount [Line Items]
Goodwill, Beginning Balance	1,588	1,392
Goodwill as a result of acquisitions	1,046	155
Purchase accounting adjustments, net	25	(5)
Currency adjustments, net	20	46
Goodwill, Ending Balance	2,679	1,588
Restorative Therapies Group [Member]
Changes In Carrying Amount [Line Items]
Goodwill, Beginning Balance	6,803	6,803
Goodwill as a result of acquisitions	33
Purchase accounting adjustments, net	4	(3)
Currency adjustments, net	18	3
Goodwill, Ending Balance	$ 6,858	$ 6,803